Staff expenses (Tables)	12 Months Ended
Dec. 31, 2020
Staff expenses [abstract]
Summary of staff expenses
Staff expenses
	2020	2019	2018
Salaries	3,751	3,572	3,287
Pension costs and other staff-related benefit costs	395	366	385
Social security costs	538	530	509
Share-based compensation arrangements	19	41	49
External employees	881	974	901
Education	43	64	87
Other staff costs	186	208	202
	5,812	5,755	5,420

Summary of number of employees
Number of employees
	Netherlands			Rest of the world			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Total average numberof internal employees at full time equivalent basis	15,201	14,415	13,600	40,701	39,016	38,633	55,901	53,431	52,233

Summary of changes in share awards
Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2020	2019	2018	2020	2019	2018
Opening balance	3,857,048	5,854,999	7,222,279	11.14	11.62	11.46
Granted	3,864,951	2,170,654	4,100,993	5.12	10.04	12.50
Performance effect			341,623		11.12	11.65
Vested	-3,690,340	-3,945,020	-5,565,093	9.01	11.23	12.05
Forfeited	-153,440	-223,585	-244,803	8.55	11.39	11.52
Closing balance	3,878,219	3,857,048	5,854,999	7.25	11.14	11.62

Summary of changes in option rights outstanding
Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2020	2019	2018	2020	2019	2018
Opening balance	2,356,343	5,123,853	15,141,980	7.35	5.69	12.36
Exercised	-679,471	-2,186,316	-827,755	7.34	4.40	5.91
Forfeited	-2,490	-45,852	-89,816	7.35	7.01	8.09
Expired	-1,674,382	-535,342	-9,100,556	7.36	3.51	16.75
Closing balance	0	2,356,343	5,123,853		7.35	5.69